CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY	Preferred Stock USD ($) shares	Common Stock USD ($) shares	Additional Paid-In Capital USD ($)	Deferred Compensation USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	USD ($) shares	CAD shares
Beginning Balance, Amount at Dec. 31, 2012		$ 83,024	$ 2,800,976		$ (1,773,047)	$ 12,416	$ 1,123,369
Beginning Balance, Shares at Dec. 31, 2012 | shares		83,024,000
Shares issued through S-1 registration statement		$ 1,576	392,424				394,000
Shares issued through S-1 registration statement, shares | shares		1,576,000
Shares issued through S-1 registration statement in settlement of liability for stock to be issued		$ 928	231,072				232,000
Shares issued through S-1 registration statement in settlement of liability for stock to be issued, shares | shares		928,000
Shares issued on conversion of promissory note		$ 2,500	625,050				627,550
Shares issued on conversion of promissory note, shares | shares		2,500,000
Shares issued pursuant to employment contracts		$ 5,000	1,245,000	$ (187,500)			1,062,500
Shares issued pursuant to employment contracts, shares | shares		5,000,000
Cancellation of shares previously issued		$ (3,200)	3,200
Cancellation of shares previously issued, shares | shares		(3,200,000)
Shares issued pursuant to services		$ 900	350,000				$ 350,900
Shares issued pursuant to services, shares | shares		900,000					900,000	900,000
Shares issued pursuant to an asset purchase		$ 1,090	515,770				$ 516,860
Shares issued pursuant to an asset purchase, shares | shares		1,090,000					1,090,000	1,090,000
Warrants issued for services			25,431				$ 25,431
Shares issued in private placement		$ 3,208	992,573				995,781
Shares issued in private placement, shares | shares		3,208,000
Stock options exercised		$ 50	12,450				$ 12,500
Stock options exercised, shares | shares		50,000					50,000	50,000
Stock-based compensation			119,942				$ 119,942
Net loss for the period					$ (2,937,475)	$ (19,396)	(2,956,871)
Ending Balance, Amount at Dec. 31, 2013		$ 95,076	7,313,888	$ (187,500)	$ (4,710,522)	$ (6,980)	$ 2,503,962
Ending Balance, Shares at Dec. 31, 2013 | shares		95,076,000
Cancellation of shares previously issued		$ (4,250)	4,250
Cancellation of shares previously issued, shares | shares		(4,250,000)
Shares issued pursuant to services		$ 400	121,100				$ 121,500
Shares issued pursuant to services, shares | shares		400,000					400,000	400,000
Shares issued pursuant to an asset purchase		$ 1,000	339,000				$ 340,000
Shares issued pursuant to an asset purchase, shares | shares		1,000,000					1,000,000	1,000,000
Warrants issued for services			28,743				$ 28,743
Amortization of deferred compensation				$ 187,500			187,500
Shares issued in private placement		$ 14,310	701,190				$ 715,500
Shares issued in private placement, shares | shares		14,310,000					14,310,000	14,310,000
Stock options exercised		$ 50	12,450				$ 12,500
Stock options exercised, shares | shares		50,000					50,000	50,000
Stock-based compensation			59,240				$ 59,240
Net loss for the period					$ (3,059,815)	$ (101,357)	(3,161,172)
Ending Balance, Amount at Dec. 31, 2014		$ 106,586	$ 8,579,861		$ (7,770,337)	$ (108,337)	807,773
Ending Balance, Shares at Dec. 31, 2014 | shares		106,586,000
Shares issued through S-1 registration statement | CAD								CAD 141,450
Shares issued pursuant to services | CAD								CAD 5,891,495
Net loss for the period							(6,696,333)
Ending Balance, Amount at Jun. 30, 2015							$ 8,708,513